Schedule of Investments (unaudited)
February 28, 2025
 Western Asset Global High Income Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Corporate Bonds & Notes — 88.4%
Communication Services — 11.3%
Diversified Telecommunication Services — 2.8%
Altice Financing SA, Senior Secured Notes	5.000%	1/15/28	750,000	$608,186 (a)
Altice Financing SA, Senior Secured Notes	5.750%	8/15/29	2,090,000	1,641,535 (a)(b)
Altice France Holding SA, Senior Secured Notes	10.500%	5/15/27	470,000	147,251 (a)
Altice France Holding SA, Senior Secured Notes	6.000%	2/15/28	1,150,000	354,705 (a)
Altice France SA, Senior Secured Notes	5.500%	1/15/28	210,000	169,221 (a)
Altice France SA, Senior Secured Notes	5.500%	10/15/29	750,000	586,616 (a)(b)
British Telecommunications PLC, Senior Notes	9.625%	12/15/30	60,000	73,696
Fibercop SpA, Senior Secured Notes	7.200%	7/18/36	846,000	849,695 (a)(b)
Telecom Italia Capital SA, Senior Notes	7.200%	7/18/36	284,000	289,898
Turk Telekomunikasyon AS, Senior Notes	7.375%	5/20/29	1,090,000	1,116,071 (a)
Total Diversified Telecommunication Services				5,836,874
Entertainment — 0.4%
Banijay Entertainment SAS, Senior Secured Notes	8.125%	5/1/29	870,000	907,394 (a)(b)
Interactive Media & Services — 0.4%
Snap Inc., Senior Notes	6.875%	3/1/33	870,000	881,435 (a)
Media — 5.3%
AMC Networks Inc., Senior Secured Notes	10.250%	1/15/29	540,000	572,837 (a)(b)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	5/1/32	640,000	564,320
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	3.700%	4/1/51	500,000	323,953 (b)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	3.850%	4/1/61	2,830,000	1,763,834 (b)
Clear Channel Outdoor Holdings Inc., Senior Notes	7.750%	4/15/28	720,000	669,285 (a)(b)
DirecTV Financing LLC/DirecTV Financing Co-Obligor Inc., Senior Secured Notes	5.875%	8/15/27	260,000	256,084 (a)(b)
DirecTV Financing LLC/DirecTV Financing Co-Obligor Inc., Senior Secured Notes	10.000%	2/15/31	590,000	579,503 (a)
EchoStar Corp., Senior Secured Notes	10.750%	11/30/29	2,365,000	2,535,826 (b)
EchoStar Corp., Senior Secured Notes (6.750% Cash or 6.750% PIK)	6.750%	11/30/30	1,351,110	1,266,505 (b)(c)
iHeartCommunications Inc., Senior Secured Notes	9.125%	5/1/29	456,000	388,170 (a)
United Group BV, Senior Secured Notes	5.250%	2/1/30	540,000 EUR	561,925 (d)
Virgin Media Finance PLC, Senior Notes	5.000%	7/15/30	1,260,000	1,094,969 (a)(b)
Virgin Media Vendor Financing Notes III DAC, Senior Secured Notes	4.875%	7/15/28	500,000 GBP	586,798 (a)
Total Media				11,164,009
Wireless Telecommunication Services — 2.4%
CSC Holdings LLC, Senior Notes	11.750%	1/31/29	930,000	908,639 (a)(b)
CSC Holdings LLC, Senior Notes	4.500%	11/15/31	2,210,000	1,621,644 (a)(b)
Sprint Capital Corp., Senior Notes	6.875%	11/15/28	560,000	599,332 (b)
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	1,160,000	1,396,975 (b)
Vmed O2 UK Financing I PLC, Senior Secured Notes	4.500%	7/15/31	450,000 GBP	489,329 (a)
Total Wireless Telecommunication Services				5,015,919

Total Communication Services				23,805,631
See Notes to Schedule of Investments.

Western Asset Global High Income Fund Inc. 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
February 28, 2025
 Western Asset Global High Income Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Consumer Discretionary — 18.1%
Automobile Components — 1.7%
Adient Global Holdings Ltd., Senior Notes	7.500%	2/15/33	380,000	$380,477 (a)
Clarios Global LP/Clarios US Finance Co., Senior Secured Notes	6.750%	2/15/30	470,000	481,299 (a)
Garrett Motion Holdings Inc./Garrett LX I Sarl, Senior Notes	7.750%	5/31/32	360,000	367,285 (a)
JB Poindexter & Co. Inc., Senior Notes	8.750%	12/15/31	1,210,000	1,267,003 (a)(b)
ZF North America Capital Inc., Senior Notes	6.875%	4/14/28	500,000	505,444 (a)
ZF North America Capital Inc., Senior Notes	7.125%	4/14/30	510,000	510,908 (a)
Total Automobile Components				3,512,416
Automobiles — 2.6%
Ford Motor Co., Senior Notes	3.250%	2/12/32	1,490,000	1,244,274 (b)
Ford Motor Credit Co. LLC, Senior Notes	7.350%	3/6/30	500,000	531,171 (b)
Nissan Motor Co. Ltd., Senior Notes	4.810%	9/17/30	2,190,000	2,108,698 (a)(b)
PM General Purchaser LLC, Senior Secured Notes	9.500%	10/1/28	1,560,000	1,520,744 (a)(b)
Total Automobiles				5,404,887
Broadline Retail — 0.8%
Marks & Spencer PLC, Senior Notes	7.125%	12/1/37	1,120,000	1,224,879 (a)(b)
Prosus NV, Senior Notes	4.193%	1/19/32	500,000	456,707 (d)
Total Broadline Retail				1,681,586
Distributors — 0.5%
Ritchie Bros Holdings Inc., Senior Notes	7.750%	3/15/31	1,110,000	1,169,494 (a)(b)
Diversified Consumer Services — 0.4%
Service Corp. International, Senior Notes	7.500%	4/1/27	770,000	796,465 (b)
Hotels, Restaurants & Leisure — 10.1%
888 Acquisitions Ltd., Senior Secured Notes	7.558%	7/15/27	2,010,000 EUR	2,137,990 (a)
Carnival Corp., Senior Notes	5.750%	3/15/30	750,000	752,664 (a)
Carnival Corp., Senior Notes	6.125%	2/15/33	1,270,000	1,279,782 (a)(b)
Carnival PLC, Senior Notes	1.000%	10/28/29	2,760,000 EUR	2,550,055
Full House Resorts Inc., Senior Secured Notes	8.250%	2/15/28	1,660,000	1,673,380 (a)(b)
Las Vegas Sands Corp., Senior Notes	3.900%	8/8/29	1,260,000	1,190,312 (b)
Melco Resorts Finance Ltd., Senior Notes	5.375%	12/4/29	530,000	493,293 (a)(b)
NCL Corp. Ltd., Senior Notes	6.750%	2/1/32	1,700,000	1,738,830 (a)(b)
NCL Corp. Ltd., Senior Secured Notes	8.125%	1/15/29	190,000	201,668 (a)
NCL Finance Ltd., Senior Notes	6.125%	3/15/28	1,830,000	1,847,795 (a)(b)
Royal Caribbean Cruises Ltd., Senior Notes	5.375%	7/15/27	1,900,000	1,904,537 (a)(b)
Royal Caribbean Cruises Ltd., Senior Notes	5.500%	4/1/28	1,170,000	1,176,251 (a)(b)
Sands China Ltd., Senior Notes	2.850%	3/8/29	680,000	616,514
Viking Ocean Cruises Ship VII Ltd., Senior Secured Notes	5.625%	2/15/29	764,000	758,108 (a)(b)
VOC Escrow Ltd., Senior Secured Notes	5.000%	2/15/28	160,000	157,073 (a)
Wynn Macau Ltd., Senior Notes	5.625%	8/26/28	850,000	826,313 (a)(b)
Wynn Macau Ltd., Senior Notes	5.125%	12/15/29	270,000	253,811 (a)
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Senior Notes	5.125%	10/1/29	1,330,000	1,295,836 (a)(b)
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Senior Notes	7.125%	2/15/31	470,000	494,995 (a)(b)
Total Hotels, Restaurants & Leisure				21,349,207
Specialty Retail — 1.8%
Global Auto Holdings Ltd./AAG FH UK Ltd., Senior Notes	11.500%	8/15/29	1,270,000	1,335,062 (a)
Global Auto Holdings Ltd./AAG FH UK Ltd., Senior Notes	8.750%	1/15/32	200,000	185,456 (a)
See Notes to Schedule of Investments.

Western Asset Global High Income Fund Inc. 2025 Quarterly Report

 Western Asset Global High Income Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Specialty Retail — continued
Michaels Cos. Inc., Senior Secured Notes	5.250%	5/1/28	590,000	$443,255 (a)(b)
PetSmart Inc./PetSmart Finance Corp., Senior Notes	7.750%	2/15/29	250,000	242,127 (a)
Sally Holdings LLC/Sally Capital Inc., Senior Notes	6.750%	3/1/32	560,000	568,792 (b)
Upbound Group Inc., Senior Notes	6.375%	2/15/29	1,070,000	1,047,507 (a)(b)
Total Specialty Retail				3,822,199
Textiles, Apparel & Luxury Goods — 0.2%
Saks Global Enterprises LLC, Senior Secured Notes	11.000%	12/15/29	500,000	462,093 (a)

Total Consumer Discretionary				38,198,347
Consumer Staples — 0.6%
Beverages — 0.6%
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL, Senior Notes	5.250%	4/27/29	1,250,000	1,200,653 (a)

Energy — 19.4%
Energy Equipment & Services — 0.5%
Noble Finance II LLC, Senior Notes	8.000%	4/15/30	500,000	505,625 (a)
Yinson Boronia Production BV, Senior Secured Notes	8.947%	7/31/42	495,590	528,870 (a)
Total Energy Equipment & Services				1,034,495
Oil, Gas & Consumable Fuels — 18.9%
Continental Resources Inc., Senior Notes	4.375%	1/15/28	790,000	778,292 (b)
Continental Resources Inc., Senior Notes	4.900%	6/1/44	300,000	249,734 (b)
Crescent Energy Finance LLC, Senior Notes	9.250%	2/15/28	400,000	419,510 (a)
Crescent Energy Finance LLC, Senior Notes	7.625%	4/1/32	210,000	210,216 (a)
Diamondback Energy Inc., Senior Notes	3.500%	12/1/29	730,000	690,128 (b)
Ecopetrol SA, Senior Notes	5.875%	5/28/45	2,490,000	1,797,078 (e)
Ecopetrol SA, Senior Notes	5.875%	11/2/51	1,320,000	921,654
Energy Transfer LP, Junior Subordinated Notes (6.625% to 2/15/28 then 3 mo. USD LIBOR + 4.155%)	6.625%	2/15/28	680,000	678,845 (b)(f)(g)
EQM Midstream Partners LP, Senior Notes	7.500%	6/1/30	510,000	555,083 (a)
EQM Midstream Partners LP, Senior Notes	4.750%	1/15/31	1,540,000	1,487,741 (a)
EQT Corp., Senior Notes	3.900%	10/1/27	1,380,000	1,356,813
Hilcorp Energy I LP/Hilcorp Finance Co., Senior Notes	8.375%	11/1/33	470,000	491,479 (a)
KazMunayGas National Co. JSC, Senior Notes	3.500%	4/14/33	500,000	423,581 (a)
Kinder Morgan Inc., Senior Notes	7.750%	1/15/32	1,390,000	1,592,734 (b)
New Generation Gas Gathering LLC, Senior Secured Notes (3 mo. Term SOFR + 5.750%)	10.052%	9/30/29	237,838	234,270 (a)(g)(h)(i)
NGPL PipeCo LLC, Senior Notes	7.768%	12/15/37	1,430,000	1,634,333 (a)(b)
Occidental Petroleum Corp., Senior Notes	5.550%	3/15/26	450,000	452,309
Occidental Petroleum Corp., Senior Notes	6.200%	3/15/40	310,000	314,514 (b)
Permian Resources Operating LLC, Senior Notes	6.250%	2/1/33	400,000	402,260 (a)
Petrobras Global Finance BV, Senior Notes	6.750%	1/27/41	2,910,000	2,866,877 (b)
Petroleos del Peru SA, Senior Notes	4.750%	6/19/32	650,000	505,306 (a)
Petroleos del Peru SA, Senior Notes	5.625%	6/19/47	1,500,000	988,193 (a)
Petroleos Mexicanos, Senior Notes	6.500%	6/2/41	250,000	178,500
Petroleos Mexicanos, Senior Notes	6.375%	1/23/45	4,982,000	3,392,219 (b)
Range Resources Corp., Senior Notes	4.875%	5/15/25	770,000	768,669 (b)
Range Resources Corp., Senior Notes	8.250%	1/15/29	430,000	443,069 (b)
See Notes to Schedule of Investments.

Western Asset Global High Income Fund Inc. 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
February 28, 2025
 Western Asset Global High Income Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Oil, Gas & Consumable Fuels — continued
Rockies Express Pipeline LLC, Senior Notes	6.875%	4/15/40	330,000	$325,669 (a)(b)
Summit Midstream Holdings LLC, Senior Secured Notes	8.625%	10/31/29	320,000	336,437 (a)
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.500%	7/15/27	1,220,000	1,227,385 (b)
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.850%	2/1/26	1,500,000	1,529,911 (b)
Venture Global LNG Inc., Junior Subordinated Notes (9.000% to 9/30/29 then 5 year Treasury Constant Maturity Rate + 5.440%)	9.000%	9/30/29	2,820,000	2,870,219 (a)(b)(f)(g)
Venture Global LNG Inc., Senior Secured Notes	9.875%	2/1/32	660,000	722,242 (a)(b)
Vermilion Energy Inc., Senior Notes	7.250%	2/15/33	610,000	593,657 (a)
Western Midstream Operating LP, Senior Notes	5.300%	3/1/48	500,000	441,009
Western Midstream Operating LP, Senior Notes	5.250%	2/1/50	6,216,000	5,491,618 (e)
Williams Cos. Inc., Senior Notes	7.500%	1/15/31	340,000	380,457
Williams Cos. Inc., Senior Notes	8.750%	3/15/32	486,000	582,995
Williams Cos. Inc., Senior Notes	5.750%	6/24/44	1,510,000	1,516,875 (e)
Total Oil, Gas & Consumable Fuels				39,851,881

Total Energy				40,886,376
Financials — 12.4%
Banks — 6.3%
Banco Nacional de Comercio Exterior SNC, Subordinated Notes (2.720% to 8/11/26 then 5 year Treasury Constant Maturity Rate + 2.000%)	2.720%	8/11/31	1,000,000	943,250 (d)(g)
Barclays PLC, Junior Subordinated Notes (6.125% to 6/15/26 then 5 year Treasury Constant Maturity Rate + 5.867%)	6.125%	12/15/25	1,000,000	1,002,438 (b)(f)(g)
BNP Paribas SA, Junior Subordinated Notes (7.750% to 8/16/29 then 5 year Treasury Constant Maturity Rate + 4.899%)	7.750%	8/16/29	1,400,000	1,456,501 (a)(b)(f)(g)
Citigroup Inc., Senior Notes (3.785% to 3/17/32 then SOFR + 1.939%)	3.785%	3/17/33	1,500,000	1,378,495 (b)(g)
Credit Agricole SA, Junior Subordinated Notes (8.125% to 12/23/25 then USD 5 year ICE Swap Rate + 6.185%)	8.125%	12/23/25	2,160,000	2,208,168 (a)(b)(f)(g)
HSBC Holdings PLC, Subordinated Notes (8.113% to 11/3/32 then SOFR + 4.250%)	8.113%	11/3/33	950,000	1,093,716 (b)(g)
Intesa Sanpaolo SpA, Subordinated Notes	5.710%	1/15/26	2,250,000	2,257,747 (a)(b)
JPMorgan Chase & Co., Junior Subordinated Notes (6.500% to 4/1/30 then 5 year Treasury Constant Maturity Rate + 2.152%)	6.500%	4/1/30	420,000	430,764 (f)(g)
Lloyds Banking Group PLC, Junior Subordinated Notes (8.000% to 3/27/30 then 5 year Treasury Constant Maturity Rate + 3.913%)	8.000%	9/27/29	2,360,000	2,478,913 (e)(f)(g)
Total Banks				13,249,992
Capital Markets — 1.7%
Credit Suisse AG AT1 Claim	—	—	4,900,000	0 *(h)(i)(j)
Goldman Sachs Group Inc., Senior Notes (2.650% to 10/21/31 then SOFR + 1.264%)	2.650%	10/21/32	1,500,000	1,297,726 (b)(g)
StoneX Group Inc., Senior Secured Notes	7.875%	3/1/31	330,000	348,392 (a)
UBS Group AG, Junior Subordinated Notes (6.875% to 8/7/25 then USD 5 year ICE Swap Rate + 4.590%)	6.875%	8/7/25	600,000	602,616 (d)(f)(g)
UBS Group AG, Junior Subordinated Notes (7.000% to 8/10/30 then USD 5 year SOFR ICE Swap Rate + 3.077%)	7.000%	2/10/30	600,000	601,265 (a)(f)(g)
UBS Group AG, Junior Subordinated Notes (7.125% to 2/10/35 then USD 5 year SOFR ICE Swap Rate + 3.179%)	7.125%	8/10/34	260,000	260,765 (a)(f)(g)
See Notes to Schedule of Investments.

Western Asset Global High Income Fund Inc. 2025 Quarterly Report

 Western Asset Global High Income Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Capital Markets — continued
UBS Group AG, Junior Subordinated Notes (9.250% to 11/13/28 then 5 year Treasury Constant Maturity Rate + 4.745%)	9.250%	11/13/28	500,000	$548,452 (a)(f)(g)
Total Capital Markets				3,659,216
Consumer Finance — 0.2%
Navient Corp., Senior Notes	6.750%	6/15/26	410,000	415,366 (b)
Financial Services — 3.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.400%	10/29/33	4,000,000	3,478,771 (e)
Boost Newco Borrower LLC, Senior Secured Notes	7.500%	1/15/31	210,000	219,810 (a)
Boost Newco Borrower LLC/GTCR W Dutch Finance Sub BV, Senior Secured Notes	8.500%	1/15/31	100,000 GBP	135,017 (a)
GE Capital International Funding Co. Unlimited Co., Senior Notes	3.373%	11/15/25	1,000,000	990,146 (b)
Jane Street Group/JSG Finance Inc., Senior Secured Notes	7.125%	4/30/31	1,040,000	1,079,690 (a)(b)
VFH Parent LLC/Valor Co-Issuer Inc., Senior Secured Notes	7.500%	6/15/31	500,000	517,458 (a)
VistaJet Malta Finance PLC/Vista Management Holding Inc., Senior Notes	6.375%	2/1/30	930,000	840,029 (a)(b)
Total Financial Services				7,260,921
Insurance — 0.3%
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 2 LLC, Senior Notes	7.875%	11/1/29	530,000	533,390 (a)
Mortgage Real Estate Investment Trusts (REITs) — 0.5%
Starwood Property Trust Inc., Senior Notes	7.250%	4/1/29	970,000	1,010,007 (a)(b)

Total Financials				26,128,892
Health Care — 3.2%
Health Care Providers & Services — 1.9%
CHS/Community Health Systems Inc., Senior Secured Notes	4.750%	2/15/31	250,000	203,276 (a)(b)
CHS/Community Health Systems Inc., Senior Secured Notes	10.875%	1/15/32	2,310,000	2,365,948 (a)(b)
Sotera Health Holdings LLC, Senior Secured Notes	7.375%	6/1/31	630,000	648,825 (a)(b)
Tenet Healthcare Corp., Secured Notes	6.250%	2/1/27	860,000	859,647 (b)
Total Health Care Providers & Services				4,077,696
Pharmaceuticals — 1.3%
Bausch Health Americas Inc., Senior Notes	8.500%	1/31/27	460,000	446,324 (a)
Bausch Health Cos. Inc., Senior Notes	6.250%	2/15/29	160,000	115,400 (a)
Bausch Health Cos. Inc., Senior Secured Notes	4.875%	6/1/28	840,000	729,469 (a)(b)
Endo Finance Holdings Inc., Senior Secured Notes	8.500%	4/15/31	640,000	686,731 (a)(b)
Par Pharmaceutical Inc., Escrow	—	—	310,000	0 *(a)(h)(i)(j)
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	3.150%	10/1/26	700,000	677,679 (b)
Total Pharmaceuticals				2,655,603

Total Health Care				6,733,299
Industrials — 10.8%
Aerospace & Defense — 0.5%
Bombardier Inc., Senior Notes	7.500%	2/1/29	620,000	641,885 (a)(b)
TransDigm Inc., Senior Secured Notes	7.125%	12/1/31	290,000	299,394 (a)
Total Aerospace & Defense				941,279
Building Products — 1.0%
Masterbrand Inc., Senior Notes	7.000%	7/15/32	210,000	213,910 (a)
Quikrete Holdings Inc., Senior Secured Notes	6.375%	3/1/32	1,310,000	1,329,827 (a)(b)
See Notes to Schedule of Investments.

Western Asset Global High Income Fund Inc. 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
February 28, 2025
 Western Asset Global High Income Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Building Products — continued
Standard Industries Inc., Senior Notes	4.375%	7/15/30	640,000	$598,384 (a)(b)
Total Building Products				2,142,121
Commercial Services & Supplies — 2.0%
CoreCivic Inc., Senior Notes	4.750%	10/15/27	50,000	48,916
CoreCivic Inc., Senior Notes	8.250%	4/15/29	1,590,000	1,686,995 (b)
GEO Group Inc., Senior Notes	10.250%	4/15/31	1,350,000	1,480,261 (b)
GEO Group Inc., Senior Secured Notes	8.625%	4/15/29	440,000	466,130
GFL Environmental Inc., Senior Secured Notes	6.750%	1/15/31	440,000	456,848 (a)
Total Commercial Services & Supplies				4,139,150
Construction & Engineering — 1.0%
Arcosa Inc., Senior Notes	6.875%	8/15/32	260,000	266,355 (a)
ATP Tower Holdings/Andean Telecom Partners Chile SpA/Andean Tower Partners Colombia SAS, Senior Secured Notes	7.875%	2/3/30	750,000	753,377 (a)
Brundage-Bone Concrete Pumping Holdings Inc., Senior Secured Notes	7.500%	2/1/32	160,000	162,665 (a)
Tutor Perini Corp., Senior Notes	11.875%	4/30/29	820,000	905,996 (a)(b)
Total Construction & Engineering				2,088,393
Ground Transportation — 0.4%
Carriage Purchaser Inc., Senior Notes	7.875%	10/15/29	980,000	916,144 (a)(b)
Industrial Conglomerates — 0.2%
Alfa SAB de CV, Senior Notes	6.875%	3/25/44	400,000	424,749 (a)
Passenger Airlines — 5.0%
American Airlines Inc., Senior Secured Notes	8.500%	5/15/29	3,270,000	3,447,777 (a)(b)
Delta Air Lines Inc., Senior Notes	7.375%	1/15/26	690,000	703,336 (b)
Delta Air Lines Inc., Senior Secured Notes	7.000%	5/1/25	5,050,000	5,063,761 (a)(e)
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes	8.000%	9/20/25	1,368,693	1,190,763 *(a)(k)
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes	8.000%	9/20/25	230,000	200,100 *(a)(k)
Total Passenger Airlines				10,605,737
Professional Services — 0.7%
RR Donnelley & Sons Co., Senior Secured Notes	9.500%	8/1/29	1,420,000	1,457,269 (a)(b)

Total Industrials				22,714,842
Information Technology — 3.2%
Communications Equipment — 1.6%
CommScope LLC, Senior Secured Notes	4.750%	9/1/29	290,000	261,226 (a)
CommScope LLC, Senior Secured Notes	9.500%	12/15/31	300,000	312,607 (a)
Connect Finco SARL/Connect US Finco LLC, Senior Secured Notes	9.000%	9/15/29	2,420,000	2,220,863 (a)(b)
Viasat Inc., Senior Notes	7.500%	5/30/31	840,000	630,495 (a)
Total Communications Equipment				3,425,191
Electronic Equipment, Instruments & Components — 0.4%
EquipmentShare.com Inc., Secured Notes	8.625%	5/15/32	680,000	720,717 (a)(b)
EquipmentShare.com Inc., Senior Secured Notes	8.000%	3/15/33	180,000	187,118 (a)
Total Electronic Equipment, Instruments & Components				907,835
IT Services — 0.2%
Amentum Holdings Inc., Senior Notes	7.250%	8/1/32	390,000	398,361 (a)
Software — 0.5%
Cloud Software Group Inc., Senior Secured Notes	8.250%	6/30/32	590,000	612,372 (a)(b)
See Notes to Schedule of Investments.

Western Asset Global High Income Fund Inc. 2025 Quarterly Report

 Western Asset Global High Income Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Software — continued
Gen Digital Inc., Senior Notes	6.250%	4/1/33	430,000	$431,603 (a)
Total Software				1,043,975
Technology Hardware, Storage & Peripherals — 0.5%
Diebold Nixdorf Inc., Senior Secured Notes	7.750%	3/31/30	320,000	334,473 (a)
Seagate HDD Cayman, Senior Notes	4.875%	6/1/27	630,000	622,647 (b)
Total Technology Hardware, Storage & Peripherals				957,120

Total Information Technology				6,732,482
Materials — 7.0%
Chemicals — 0.8%
Braskem Netherlands Finance BV, Senior Notes	5.875%	1/31/50	750,000	528,140 (d)
Cerdia Finanz GmbH, Senior Secured Notes	9.375%	10/3/31	210,000	220,616 (a)
Orbia Advance Corp. SAB de CV, Senior Notes	5.875%	9/17/44	1,000,000	852,501 (a)(b)
Total Chemicals				1,601,257
Construction Materials — 0.4%
Smyrna Ready Mix Concrete LLC, Senior Secured Notes	8.875%	11/15/31	730,000	784,499 (a)
Containers & Packaging — 0.7%
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., Senior Notes	5.250%	8/15/27	840,000	429,744 (a)(b)
Pactiv LLC, Senior Notes	8.375%	4/15/27	1,020,000	1,077,375 (b)
Total Containers & Packaging				1,507,119
Metals & Mining — 5.1%
Anglo American Capital PLC, Senior Notes	4.875%	5/14/25	359,000	358,840 (a)
ArcelorMittal SA, Senior Notes	7.000%	10/15/39	1,140,000	1,253,076 (e)
First Quantum Minerals Ltd., Secured Notes	9.375%	3/1/29	630,000	672,966 (a)(b)
First Quantum Minerals Ltd., Senior Notes	8.625%	6/1/31	2,900,000	3,025,770 (a)(b)
First Quantum Minerals Ltd., Senior Notes	8.000%	3/1/33	3,040,000	3,100,933 (a)(l)
Freeport Indonesia PT, Senior Notes	5.315%	4/14/32	500,000	499,133 (a)
Southern Copper Corp., Senior Notes	5.250%	11/8/42	1,620,000	1,498,676 (e)
Teck Resources Ltd., Senior Notes	6.000%	8/15/40	460,000	452,732
Total Metals & Mining				10,862,126

Total Materials				14,755,001
Real Estate — 1.2%
Diversified REITs — 0.2%
MPT Operating Partnership LP/MPT Finance Corp., Senior Secured Notes	8.500%	2/15/32	360,000	369,681 (a)
Health Care REITs — 0.1%
Diversified Healthcare Trust, Senior Notes	4.375%	3/1/31	140,000	111,459
Hotel & Resort REITs — 0.4%
Service Properties Trust, Senior Notes	8.875%	6/15/32	900,000	893,839 (b)
Real Estate Management & Development — 0.2%
Add Hero Holdings Ltd., Senior Secured Notes (7.500% Cash or 8.500% PIK)	8.500%	9/30/29	104,484	8,633 (c)(d)
Add Hero Holdings Ltd., Senior Secured Notes (8.000% Cash or 9.000% PIK)	9.000%	9/30/30	80,758	2,416 (c)(d)
Add Hero Holdings Ltd., Senior Secured Notes (8.800% Cash or 9.800% PIK)	9.800%	9/30/31	105,791	2,777 (c)(d)
China Aoyuan Group Ltd., Senior Notes, Step bond (0.000% to 9/30/31 then 1.000%)	0.000%	3/30/2173	152,810	1,146 (d)(f)
China Aoyuan Group Ltd., Senior Secured Notes (5.500% PIK)	5.500%	9/30/31	40,330	789 (c)(d)
Country Garden Holdings Co. Ltd., Senior Secured Notes	—	1/27/24	400,000	39,960 *(d)(m)
Cushman & Wakefield US Borrower LLC, Senior Secured Notes	8.875%	9/1/31	180,000	193,701 (a)
See Notes to Schedule of Investments.

Western Asset Global High Income Fund Inc. 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
February 28, 2025
 Western Asset Global High Income Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Real Estate Management & Development — continued
Five Point Operating Co. LP/Five Point Capital Corp., Senior Notes, Step bond (10.500% to 11/15/25 then 11.000%)	10.500%	1/15/28	200,000	$204,908 (a)
Total Real Estate Management & Development				454,330
Specialized REITs — 0.3%
Iron Mountain Inc., Senior Notes	7.000%	2/15/29	710,000	731,802 (a)(b)

Total Real Estate				2,561,111
Utilities — 1.2%
Electric Utilities — 1.0%
Alpha Generation LLC, Senior Notes	6.750%	10/15/32	160,000	162,375 (a)
Comision Federal de Electricidad, Senior Notes	3.348%	2/9/31	600,000	507,044 (a)
Eskom Holdings SOC Ltd., Senior Notes	4.314%	7/23/27	980,000	939,154 (d)
Vistra Operations Co. LLC, Senior Notes	7.750%	10/15/31	550,000	581,141 (a)(b)
Total Electric Utilities				2,189,714
Independent Power and Renewable Electricity Producers — 0.2%
Lightning Power LLC, Senior Secured Notes	7.250%	8/15/32	390,000	405,586 (a)

Total Utilities				2,595,300
Total Corporate Bonds & Notes (Cost — $175,962,027)				186,311,934
Sovereign Bonds — 21.4%
Angola — 0.7%
Angolan Government International Bond, Senior Notes	8.250%	5/9/28	500,000	477,369 (a)
Angolan Government International Bond, Senior Notes	8.000%	11/26/29	1,200,000	1,096,500 (a)
Total Angola				1,573,869
Argentina — 1.4%
Provincia de Buenos Aires, Senior Notes	6.625%	9/1/37	1,985,208	1,317,682 (a)
Provincia de Cordoba, Senior Notes	6.875%	12/10/25	333,340	330,840 (d)
Provincia de Cordoba, Senior Notes	6.875%	2/1/29	1,370,000	1,284,375 (a)
Total Argentina				2,932,897
Bahamas — 0.7%
Bahamas Government International Bond, Senior Notes	6.000%	11/21/28	1,000,000	961,005 (a)
Bahamas Government International Bond, Senior Notes	9.000%	6/16/29	425,000	443,463 (a)
Total Bahamas				1,404,468
Benin — 0.5%

Benin Government International Bond, Senior Notes	7.960%	2/13/38	1,100,000	1,039,184 (a)
Brazil — 0.2%

Brazilian Government International Bond, Senior Notes	5.625%	1/7/41	500,000	443,827
Chile — 0.5%

Chile Government International Bond, Senior Notes	3.100%	5/7/41	1,500,000	1,111,287
Colombia — 1.1%
Colombia Government International Bond, Senior Notes	3.250%	4/22/32	1,000,000	787,264 (b)
Colombia Government International Bond, Senior Notes	7.375%	9/18/37	1,042,000	1,016,163 (b)
Colombia Government International Bond, Senior Notes	4.125%	2/22/42	830,000	543,233 (b)
Total Colombia				2,346,660
Costa Rica — 0.3%

Costa Rica Government International Bond, Senior Notes	7.158%	3/12/45	500,000	523,225 (a)
Dominican Republic — 1.1%
Dominican Republic International Bond, Senior Notes	4.500%	1/30/30	620,000	580,264 (a)
See Notes to Schedule of Investments.

Western Asset Global High Income Fund Inc. 2025 Quarterly Report

 Western Asset Global High Income Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Dominican Republic — continued
Dominican Republic International Bond, Senior Notes	4.875%	9/23/32	1,910,000	$1,750,534 (a)
Total Dominican Republic				2,330,798
Ecuador — 0.2%
Ecuador Government International Bond, Senior Notes, Step bond (5.500% to 7/31/25 then 6.900%)	5.500%	7/31/35	389,403	210,923 (d)
Ecuador Government International Bond, Senior Notes, Step bond (5.000% to 7/31/26 then 5.500%)	5.000%	7/31/40	480,000	237,101 (a)
Total Ecuador				448,024
Egypt — 1.0%

Egypt Government International Bond, Senior Notes	7.625%	5/29/32	2,280,000	2,024,764 (d)
Ghana — 0.2%

Ghana Government International Bond, Senior Notes, Step bond (5.000% to 7/3/28 then 6.000%)	5.000%	7/3/35	600,000	446,378 (a)
Guatemala — 0.6%

Guatemala Government Bond, Senior Notes	4.650%	10/7/41	1,500,000	1,187,509 (a)
Indonesia — 0.5%

Indonesia Government International Bond, Senior Notes	6.625%	2/17/37	945,000	1,050,173 (d)
Ivory Coast — 0.6%

Ivory Coast Government International Bond, Senior Notes	6.125%	6/15/33	1,500,000	1,352,385 (a)
Jamaica — 0.3%

Jamaica Government International Bond, Senior Notes	8.000%	3/15/39	500,000	585,031
Jordan — 0.4%

Jordan Government International Bond, Senior Notes	5.850%	7/7/30	960,000	896,323 (a)
Kenya — 0.5%
Republic of Kenya Government International Bond, Senior Notes	9.750%	2/16/31	500,000	506,319 (a)
Republic of Kenya Government International Bond, Senior Notes	8.000%	5/22/32	600,000	559,500 (a)
Total Kenya				1,065,819
Mexico — 1.4%
Mexico Government International Bond, Senior Notes	2.659%	5/24/31	2,020,000	1,699,882
Mexico Government International Bond, Senior Notes	3.500%	2/12/34	1,500,000	1,236,872 (b)
Total Mexico				2,936,754
Mozambique — 0.3%

Mozambique International Bond, Senior Notes	9.000%	9/15/31	700,000	569,718 (d)
Nigeria — 1.0%
Nigeria Government International Bond, Senior Notes	7.143%	2/23/30	920,000	863,149 (a)
Nigeria Government International Bond, Senior Notes	7.696%	2/23/38	1,450,000	1,233,937 (d)
Total Nigeria				2,097,086
Oman — 0.8%

Oman Government International Bond, Senior Notes	5.625%	1/17/28	1,600,000	1,616,536 (a)
Panama — 0.7%

Panama Government International Bond, Senior Notes	2.252%	9/29/32	1,890,000	1,382,302
Peru — 0.9%

Peruvian Government International Bond, Senior Notes	8.750%	11/21/33	1,604,000	1,941,632 (b)
Philippines — 0.3%

Philippine Government International Bond, Senior Notes	3.200%	7/6/46	1,000,000	709,993
See Notes to Schedule of Investments.

Western Asset Global High Income Fund Inc. 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
February 28, 2025
 Western Asset Global High Income Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Qatar — 0.7%

Qatar Government International Bond, Senior Notes	3.750%	4/16/30	1,500,000	$1,449,703 (a)
Saudi Arabia — 1.2%
Saudi Government International Bond, Senior Notes	4.000%	4/17/25	1,500,000	1,498,654 (a)
Saudi Government International Bond, Senior Notes	3.250%	10/26/26	1,000,000	981,860 (a)
Total Saudi Arabia				2,480,514
Senegal — 0.4%
Senegal Government International Bond, Senior Notes	6.250%	5/23/33	450,000	352,382 (a)
Senegal Government International Bond, Senior Notes	6.250%	5/23/33	600,000	469,843 (d)
Total Senegal				822,225
South Africa — 0.2%

Republic of South Africa Government International Bond, Senior Notes	6.250%	3/8/41	500,000	437,794
Turkey — 1.3%
Turkiye Government International Bond, Senior Notes	5.125%	2/17/28	2,000,000	1,955,620
Turkiye Government International Bond, Senior Notes	4.875%	4/16/43	1,000,000	722,572
Total Turkey				2,678,192
Ukraine — 0.4%
Ukraine Government International Bond, Senior Notes, Step bond (0.000% to 2/1/27 then 3.000%)	0.000%	2/1/30	50,520	28,579 (a)
Ukraine Government International Bond, Senior Notes, Step bond (0.000% to 2/1/27 then 3.000%)	0.000%	2/1/34	188,784	82,418 (a)
Ukraine Government International Bond, Senior Notes, Step bond (1.750% to 8/1/25 then 4.500%)	1.750%	2/1/34	184,969	110,045 (a)
Ukraine Government International Bond, Senior Notes, Step bond (0.000% to 2/1/27 then 3.000%)	0.000%	2/1/35	159,535	105,884 (a)
Ukraine Government International Bond, Senior Notes, Step bond (1.750% to 8/1/25 then 4.500%)	1.750%	2/1/35	323,695	190,159 (a)
Ukraine Government International Bond, Senior Notes, Step bond (0.000% to 2/1/27 then 3.000%)	0.000%	2/1/36	132,946	87,678 (a)
Ukraine Government International Bond, Senior Notes, Step bond (1.750% to 8/1/25 then 4.500%)	1.750%	2/1/36	416,180	240,845 (a)
Total Ukraine				845,608
United Arab Emirates — 0.3%

Abu Dhabi Government International Bond, Senior Notes	3.125%	10/11/27	750,000	728,777 (a)
Uruguay — 0.5%

Uruguay Government International Bond, Senior Notes	9.750%	7/20/33	47,500,000 UYU	1,122,687
Zambia — 0.2%
Zambia Government International Bond, Senior Notes, Step bond (5.750% to 6/30/31 then 7.500%)	5.750%	6/30/33	559,587	498,789 (d)

Total Sovereign Bonds (Cost — $42,538,777)				45,080,931
Collateralized Mortgage Obligations(n) — 11.6%
BANK, 2022-BNK43 D	3.000%	8/15/55	510,000	385,927 (a)
BANK, 2022-BNK44 E	4.000%	11/15/32	600,000	467,320 (a)(g)
BANK, 2023-BNK45 E	4.000%	2/15/56	500,000	383,307 (a)
BANK, 2024-5YR12 F	4.803%	12/15/57	500,000	405,094 (g)
BFLD Commercial Mortgage Trust, 2024-UNIV E (1 mo. Term SOFR + 3.640%)	7.951%	11/15/41	1,000,000	1,006,517 (a)(g)
BWAY Mortgage Trust, 2013-1515 F	3.927%	3/10/33	400,000	352,137 (a)(g)
See Notes to Schedule of Investments.

Western Asset Global High Income Fund Inc. 2025 Quarterly Report

 Western Asset Global High Income Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations(n) — continued
BX Commercial Mortgage Trust, 2019-IMC E (1 mo. Term SOFR + 2.196%)	6.508%	4/15/34	870,000	$862,070 (a)(g)
BX Commercial Mortgage Trust, 2024-KING E (1 mo. Term SOFR + 3.688%)	8.000%	5/15/34	404,672	407,445 (a)(g)
BX Trust, 2021-ARIA G (1 mo. Term SOFR + 3.257%)	7.569%	10/15/36	1,000,000	996,392 (a)(g)
Citigroup Commercial Mortgage Trust, 2015-GC29 D	3.110%	4/10/48	320,000	257,135 (a)
Citigroup Commercial Mortgage Trust, 2015-P1 D	3.225%	9/15/48	540,000	497,166 (a)
Citigroup Commercial Mortgage Trust, 2015-P1 E	4.374%	9/15/48	450,000	349,859 (a)(g)
CSAIL Commercial Mortgage Trust, 2015-C3 C	4.354%	8/15/48	519,000	452,438 (g)
CSMC Trust, 2017-CHOP F (PRIME + 1.294%)	8.794%	7/15/32	500,000	497,292 (a)(g)
CSMC Trust, 2017-CHOP H (PRIME + 4.294%)	11.794%	7/15/32	900,000	875,413 (a)(g)
Extended Stay America Trust, 2021-ESH F (1 mo. Term SOFR + 3.814%)	8.126%	7/15/38	650,688	653,559 (a)(g)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2020-DNA1 B2 (30 Day Average SOFR + 5.364%)	9.716%	1/25/50	750,000	842,096 (a)(g)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2021-DNA3 B2 (30 Day Average SOFR + 6.250%)	10.602%	10/25/33	570,000	710,136 (a)(g)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2021-DNA7 B2 (30 Day Average SOFR + 7.800%)	12.152%	11/25/41	550,000	596,374 (a)(g)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2022-DNA2 B2 (30 Day Average SOFR + 8.500%)	12.852%	2/25/42	1,000,000	1,105,104 (a)(g)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Trust, 2019-DNA4 B2 (30 Day Average SOFR + 6.364%)	10.716%	10/25/49	1,000,000	1,127,402 (a)(g)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Trust, 2019-HQA3 B2 (30 Day Average SOFR + 7.614%)	11.966%	9/25/49	830,000	947,858 (a)(g)
Federal National Mortgage Association (FNMA) — CAS, 2021-R02 2B2 (30 Day Average SOFR + 6.200%)	10.552%	11/25/41	1,000,000	1,052,497 (a)(g)
Federal National Mortgage Association (FNMA) — CAS, 2024-R01 1B2 (30 Day Average SOFR + 4.000%)	8.352%	1/25/44	800,000	837,426 (a)(g)
GS Mortgage Securities Corp. II, 2024-70P E	9.263%	3/10/41	980,000	1,016,836 (a)(g)
GS Mortgage Securities Trust, 2015-GC30 D	3.384%	5/10/50	1,424,500	1,123,992
Hawaii Hotel Trust, 2019-MAUI F (1 mo. Term SOFR + 3.047%)	7.359%	5/15/38	500,000	500,118 (a)(g)
HIT Trust, 2022-HI32 J (1 mo. Term SOFR + 9.122%)	13.434%	7/15/39	469,163	475,640 (a)(g)
LHOME Mortgage Trust, 2025-RTL1 M1	7.023%	1/25/40	290,000	292,451 (a)(g)
Morgan Stanley Capital I Trust, 2015-UBS8 C	4.577%	12/15/48	510,000	467,688 (g)
Morgan Stanley Capital I Trust, 2016-BNK2 B	3.485%	11/15/49	530,000	453,578
Morgan Stanley Capital I Trust, 2021-230P B (1 mo. Term SOFR + 1.563%)	5.875%	12/15/38	540,000	515,481 (a)(g)
SMR Mortgage Trust, 2022-IND F (1 mo. Term SOFR + 6.000%)	10.312%	2/15/39	824,109	805,429 (a)(g)
SMRT, 2022-MINI F (1 mo. Term SOFR + 3.350%)	7.662%	1/15/39	700,000	666,810 (a)(g)
Towd Point Mortgage Trust, 2016-4 B5	4.013%	7/25/56	1,060,000	765,228 (a)(g)
UBS Commercial Mortgage Trust, 2018-C15 C	5.138%	12/15/51	345,000	323,961 (g)
Verus Securitization Trust, 2023-7 B1	7.896%	10/25/68	1,000,000	1,014,235 (a)(g)

Total Collateralized Mortgage Obligations (Cost — $23,897,565)				24,489,411
Senior Loans — 10.5%
Communication Services — 2.0%
Interactive Media & Services — 0.9%
X Corp., Term Loan B1	—	10/27/29	790,000	788,799 (o)
X Corp., Term Loan B3	9.500%	2/14/30	1,190,000	1,216,775 (p)(q)
Total Interactive Media & Services				2,005,574
See Notes to Schedule of Investments.

Western Asset Global High Income Fund Inc. 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
February 28, 2025
 Western Asset Global High Income Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Media — 1.1%
Diamond Sports Net LLC, First Lien Exit Term Loan	12.000%	1/2/28	1,160,000	$1,049,557 (p)(q)
Getty Images Inc., Dollar Term Loan B1	—	2/21/30	90,000	92,475 (o)
iHeartCommunications Inc., Refinanced Term Loan B (3 mo. Term SOFR + 6.037%)	10.391%	5/1/29	684,000	586,530 (g)(p)(q)
Ziggo Financing Partnership, Term Loan I (1 mo. Term SOFR + 2.614%)	6.926%	4/30/28	500,000	492,955 (g)(p)(q)
Total Media				2,221,517

Total Communication Services				4,227,091
Consumer Discretionary — 1.9%
Automobile Components — 0.8%
Autokiniton US Holdings Inc., 2024 Replacement Term Loan B (1 mo. Term SOFR + 4.114%)	8.438%	4/6/28	742,500	739,448 (g)(p)(q)
First Brands Group LLC, 2022 Incremental Term Loan (3 mo. Term SOFR + 5.262%)	9.552%	3/30/27	994,145	956,120 (g)(p)(q)
Total Automobile Components				1,695,568
Diversified Consumer Services — 0.1%
WW International Inc., Initial Term Loan (3 mo. Term SOFR + 3.762%)	8.052%	4/13/28	324,000	83,227 (g)(p)(q)
Hotels, Restaurants & Leisure — 1.0%
Caesars Entertainment Inc., Incremental Term Loan B1 (3 mo. Term SOFR + 2.250%)	6.563%	2/6/31	692,259	694,208 (g)(p)(q)
Fertitta Entertainment LLC, Initial Term Loan B (1 mo. Term SOFR + 3.500%)	7.824%	1/27/29	989,822	991,148 (g)(p)(q)
Scientific Games International Inc., Term Loan B2 (1 mo. Term SOFR + 2.250%)	6.562%	4/14/29	497,503	498,826 (g)(p)(q)
Total Hotels, Restaurants & Leisure				2,184,182

Total Consumer Discretionary				3,962,977
Consumer Staples — 0.6%
Beverages — 0.4%
Triton Water Holdings Inc., 2025 Refinancing Term Loan (1 mo. Term SOFR + 2.250%)	6.565%	3/31/28	791,796	793,700 (g)(p)(q)
Consumer Staples Distribution & Retail — 0.2%
Froneri International Ltd., Term Loan Facility B4 (6 mo. Term SOFR + 2.000%)	6.237%	9/17/31	496,114	494,576 (g)(p)(q)

Total Consumer Staples				1,288,276
Energy — 0.2%
Oil, Gas & Consumable Fuels — 0.2%
Buckeye Partners LP, 2025 Term Loan B6 (1 mo. Term SOFR + 1.750%)	6.074%	11/22/30	496,256	497,115 (g)(p)(q)

Financials — 1.4%
Banks — 0.2%
Ascensus Group Holdings Inc., 2024 Term Loan B (1 mo. Term SOFR + 3.000%)	7.324%	8/2/28	395,813	395,368 (g)(p)(q)
Consumer Finance — 0.1%
Blackhawk Network Holdings Inc., Term Loan B (1 mo. Term SOFR + 4.000%)	8.324%	3/12/29	238,800	240,357 (g)(p)(q)
Financial Services — 0.7%
Boost Newco Borrower LLC, Term Loan B2 (2 mo. Term SOFR + 2.000%)	6.291%	1/31/31	1,047,375	1,049,208 (g)(p)(q)
Nexus Buyer LLC, Amendment No. 9 Refinancing Term Loan	7.824%	7/31/31	398,003	398,568 (g)(p)(q)
Total Financial Services				1,447,776
Insurance — 0.4%
Asurion LLC, New Term Loan B10 (1 mo. Term SOFR + 4.100%)	8.424%	8/19/28	742,405	741,770 (g)(p)(q)

Total Financials				2,825,271
See Notes to Schedule of Investments.

Western Asset Global High Income Fund Inc. 2025 Quarterly Report

 Western Asset Global High Income Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Health Care — 0.5%
Health Care Equipment & Supplies — 0.5%
Medline Borrower LP, Dollar Incremental Term Loan (1 mo. Term SOFR + 2.250%)	6.574%	10/23/28	945,893	$948,385 (g)(p)(q)

Industrials — 2.3%
Aerospace & Defense — 0.2%
TransDigm Inc., Term Loan J (3 mo. Term SOFR + 2.500%)	6.829%	2/28/31	496,256	496,877 (g)(p)(q)
Building Products — 0.4%
ACProducts Holdings Inc., Initial Term Loan (3 mo. Term SOFR + 4.512%)	8.840%	5/17/28	197,949	149,093 (g)(p)(q)
Quikrete Holdings Inc., Term Loan B3	—	2/10/32	700,000	699,675 (o)
Total Building Products				848,768
Commercial Services & Supplies — 0.3%
Allied Universal Holdco LLC, USD Term Loan (1 mo. Term SOFR + 3.850%)	8.174%	5/12/28	748,067	749,735 (g)(p)(q)
Machinery — 0.5%
TK Elevator Midco GmbH, USD Term Loan Facility B2 (3 mo. Term SOFR + 3.500%)	7.737%	4/30/30	990,037	992,146 (g)(p)(q)
Passenger Airlines — 0.9%
Spirit Airlines Inc., Term Loan (1 mo. Term SOFR + 7.000%)	11.322%	11/18/25	618,484	619,257 (g)(i)(p)(q)
United Airlines Inc., Term Loan B (3 mo. Term SOFR + 2.000%)	6.297%	2/22/31	1,207,708	1,211,228 (g)(p)(q)
Total Passenger Airlines				1,830,485

Total Industrials				4,918,011
Information Technology — 0.9%
Electronic Equipment, Instruments & Components — 0.3%
Coherent Corp., Term Loan B2 (1 mo. Term SOFR + 2.000%)	6.324%	7/2/29	528,700	528,591 (g)(p)(q)
Semiconductors & Semiconductor Equipment — 0.2%
MKS Instruments Inc., 2025 Dollar Term Loan B1 (1 mo. Term SOFR + 2.000%)	6.322%	8/17/29	487,153	488,675 (g)(p)(q)
Software — 0.4%
DCert Buyer Inc., First Lien Initial Term Loan (1 mo. Term SOFR + 4.000%)	8.324%	10/16/26	632,884	615,680 (g)(p)(q)
Modena Buyer LLC, Initial Term Loan (3 mo. Term SOFR + 4.500%)	8.791%	7/1/31	329,175	322,524 (g)(p)(q)
Total Software				938,204

Total Information Technology				1,955,470
Utilities — 0.2%
Electric Utilities — 0.2%
Vistra Operations Co. LLC, 2018 Incremental Term Loan (1 mo. Term SOFR + 1.750%)	6.074%	12/20/30	396,000	396,342 (g)(p)(q)

Sovereign Bonds — 0.5%
Tanzania — 0.5%
Government of the United Republic of Tanzania, Term Loan A2 (3 mo. Term SOFR + 5.450%)	9.881%	4/29/31	1,000,000	985,000 (g)(h)(i)(p)(q)

Total Senior Loans (Cost — $22,206,819)				22,003,938
Asset-Backed Securities — 7.2%
AGL CLO Ltd., 2021-11A E (3 mo. Term SOFR + 6.622%)	10.924%	4/15/34	650,000	654,698 (a)(g)
AGL CLO Ltd., 2024-35A E (3 mo. Term SOFR + 5.150%)	9.662%	1/21/38	520,000	527,672 (a)(g)
AMMC CLO Ltd., 2021-24A ER (3 mo. Term SOFR + 6.500%)	10.793%	1/20/35	510,000	519,533 (a)(g)
Apex Credit CLO Ltd., 2019-2A ERR (3 mo. Term SOFR + 7.670%)	11.983%	1/25/38	650,000	663,005 (a)(g)
Apidos CLO Ltd., 2024-50A E (3 mo. Term SOFR + 5.100%)	9.467%	1/20/38	440,000	446,038 (a)(g)
See Notes to Schedule of Investments.

Western Asset Global High Income Fund Inc. 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
February 28, 2025
 Western Asset Global High Income Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Asset-Backed Securities — continued
Bain Capital Credit CLO Ltd., 2020-3A DRR (3 mo. Term SOFR + 3.100%)	7.390%	10/23/34	500,000	$502,711 (a)(g)
Balboa Bay Loan Funding Ltd., 2020-1A ERR (3 mo. Term SOFR + 7.150%)	11.443%	10/20/35	700,000	711,581 (a)(g)
Balboa Bay Loan Funding Ltd., 2024-2A E (3 mo. Term SOFR + 5.750%)	10.066%	1/20/38	440,000	449,406 (a)(g)
Ballyrock CLO Ltd., 2020-14A DR (3 mo. Term SOFR + 5.850%)	10.143%	7/20/37	500,000	507,704 (a)(g)
Bear Mountain Park CLO Ltd., 2022-1A ER (3 mo. Term SOFR + 5.950%)	10.252%	7/15/37	600,000	614,764 (a)(g)
Beechwood Park CLO Ltd., 2019-1A ER (3 mo. Term SOFR + 6.500%)	10.803%	1/17/35	290,000	292,694 (a)(g)
Clover CLO LLC, 2021-3A ER (3 mo. Term SOFR + 4.900%)	9.200%	1/25/35	870,000	873,228 (a)(g)
Cook Park CLO Ltd., 2018-1A E (3 mo. Term SOFR + 5.662%)	9.964%	4/17/30	1,000,000	1,001,178 (a)(g)
Elevation CLO Ltd., 2016-5A ERR (3 mo. Term SOFR + 7.580%)	11.893%	1/25/38	610,000	623,093 (a)(g)
GoldenTree Loan Management US CLO Ltd., 2020-7A ERR (3 mo. Term SOFR + 5.250%)	9.543%	4/20/34	350,000	349,968 (a)(g)
GoldenTree Loan Management US CLO Ltd., 2020-8A ERR (3 mo. Term SOFR + 5.750%)	10.043%	10/20/34	650,000	651,611 (a)(g)
Golub Capital Partners CLO Ltd., 2024-77A E (3 mo. Term SOFR + 4.850%)	9.146%	1/25/38	240,000	242,012 (a)(g)
Halsey Point CLO Ltd., 2019-1A FR (3 mo. Term SOFR + 10.730%)	15.291%	10/20/37	800,000	796,768 (a)(g)
Hartwick Park CLO Ltd., 2023-1A ER (3 mo. Term SOFR + 4.850%)	9.143%	1/20/37	330,000	331,566 (a)(g)
Magnetite Ltd., 2020-26A ER2 (3 mo. Term SOFR + 4.700%)	8.966%	1/25/38	740,000	742,768 (a)(g)
Magnetite Ltd., 2023-39A E1R (3 mo. Term SOFR + 4.900%)	9.200%	1/25/37	440,000	442,640 (a)(g)
Obra CLO Ltd., 2024-1A E (3 mo. Term SOFR + 6.750%)	11.173%	1/20/38	610,000	624,744 (a)(g)
Ocean Trails CLO Ltd., 2023-14A ER (3 mo. Term SOFR + 6.340%)	10.633%	1/20/38	730,000	736,279 (a)(g)
Ocean Trails CLO Ltd., 2024-16A E (3 mo. Term SOFR + 6.690%)	11.251%	1/20/38	270,000	276,475 (a)(g)
Octagon Investment Partners Ltd., 2020-1A ER2 (3 mo. Term SOFR + 6.000%)	10.285%	1/22/38	550,000	562,081 (a)(g)
OHA Credit Funding Ltd., 2022-11A D1R (3 mo. Term SOFR + 2.850%)	7.143%	7/19/37	190,000	192,127 (a)(g)
Palmer Square CLO Ltd., 2022-3A D1R (3 mo. Term SOFR + 2.950%)	7.243%	7/20/37	160,000	163,529 (a)(g)
Trinitas CLO Ltd., 2024-27A D1 (3 mo. Term SOFR + 4.300%)	8.593%	4/18/37	180,000	184,600 (a)(g)
Warwick Capital CLO Ltd., 2024-3A D (3 mo. Term SOFR + 4.500%)	8.793%	4/20/37	100,000	102,275 (a)(g)
Whitebox CLO Ltd., 2020-2A E1R2 (3 mo. Term SOFR + 5.750%)	10.047%	10/24/37	360,000	366,771 (a)(g)

Total Asset-Backed Securities (Cost — $14,878,132)				15,153,519
			Shares
Preferred Stocks — 2.2%
Financials — 2.2%
Mortgage Real Estate Investment Trusts (REITs) — 2.2%
AGNC Investment Corp., Non Voting Shares (6.125% to 4/15/25 then 3 mo. USD LIBOR + 4.697%)	6.125%		57,564	1,452,916 (g)
Chimera Investment Corp., Non Voting Shares (7.750% to 9/30/25 then 3 mo. USD LIBOR + 4.743%)	7.750%		65,267	1,540,954 (g)
MFA Financial Inc., Non Voting Shares (6.500% to 3/31/25 then 3 mo. USD LIBOR + 5.345%)	6.500%		66,471	1,651,804 (g)

Total Preferred Stocks (Cost — $4,543,055)				4,645,674
		Maturity Date	Face Amount†
U.S. Government & Agency Obligations — 1.9%
U.S. Government Obligations — 1.9%
U.S. Treasury Notes	3.625%	8/31/29	1,150,000	1,132,435
See Notes to Schedule of Investments.

Western Asset Global High Income Fund Inc. 2025 Quarterly Report

 Western Asset Global High Income Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
U.S. Government Obligations — continued
U.S. Treasury Notes	3.875%	8/15/34	3,000,000	$2,926,641

Total U.S. Government & Agency Obligations (Cost — $4,099,388)				4,059,076
Convertible Bonds & Notes — 0.4%
Communication Services — 0.4%
Media — 0.4%
EchoStar Corp., Senior Secured Notes (3.875% Cash or 3.875% PIK)	3.875%	11/30/30	652,030	813,000 (c)

Real Estate — 0.0%††
Real Estate Management & Development — 0.0%††
China Aoyuan Group Ltd., Senior Notes	0.000%	9/30/28	13,656	222 (d)

Total Convertible Bonds & Notes (Cost — $722,362)				813,222
			Shares
Common Stocks — 0.0%††
Health Care — 0.0%††
Pharmaceuticals — 0.0%††
Endo Inc.			1,858	53,492 *

Real Estate — 0.0%††
Real Estate Management & Development — 0.0%††
China Aoyuan Group Ltd.			38,203	1,096 *(h)

Total Common Stocks (Cost — $46,908)				54,588
		Expiration Date	Warrants
Warrants — 0.0%††
Industrials — 0.0%††
Passenger Airlines — 0.0%††
flyExclusive Inc. (Cost — $12,086)		5/28/28	12,623	1,925 *
Total Investments before Short-Term Investments (Cost — $288,907,119)				302,614,218
	Rate		Shares
Short-Term Investments — 1.4%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost — $3,041,641)	4.320%		3,041,641	3,041,641 (r)(s)
Total Investments — 145.0% (Cost — $291,948,760)				305,655,859
Liabilities in Excess of Other Assets — (45.0)%				(94,931,207)
Total Net Assets — 100.0%				$210,724,652

See Notes to Schedule of Investments.

Western Asset Global High Income Fund Inc. 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
February 28, 2025
 Western Asset Global High Income Fund Inc.
†	Face amount denominated in U.S. dollars, unless otherwise noted.
††	Represents less than 0.1%.
*	Non-income producing security.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)	All or a portion of this security is pledged as collateral pursuant to the loan agreement.
(c)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.
(d)
Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the
Board of Directors.

(e)	All or a portion of this security is held by the counterparty as collateral for open reverse repurchase agreements.
(f)	Security has no maturity date. The date shown represents the next call date.
(g)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(h)	Security is fair valued in accordance with procedures approved by the Board of Directors (Note 1).
(i)	Security is valued using significant unobservable inputs (Note 1).
(j)	Value is less than $1.
(k)	The coupon payment on this security is currently in default as of February 28, 2025.
(l)	Securities traded on a when-issued or delayed delivery basis.
(m)	The maturity principal is currently in default as of February 28, 2025.
(n)
Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(o)	All or a portion of this loan has not settled as of February 28, 2025. Interest rates are not effective until settlement date. Interest rates shown, if any, are for the settled portion of the loan.
(p)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.
(q)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(r)	Rate shown is one-day yield as of the end of the reporting period.
(s)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At February 28, 2025, the total market value of investments in Affiliated Companies was $3,041,641 and the cost was $3,041,641 (Note 2).

Abbreviation(s) used in this schedule:
CAS	—	Connecticut Avenue Securities
CLO	—	Collateralized Loan Obligation
EUR	—	Euro
GBP	—	British Pound
ICE	—	Intercontinental Exchange
JSC	—	Joint Stock Company
LIBOR	—	London Interbank Offered Rate
PIK	—	Payment-In-Kind
REMIC	—	Real Estate Mortgage Investment Conduit
SOFR	—	Secured Overnight Financing Rate
USD	—	United States Dollar
UYU	—	Uruguayan Peso
At February 28, 2025, the Fund had the following open reverse repurchase agreements:
Counterparty	Rate	Effective Date	Maturity Date	Face Amount of Reverse Repurchase Agreements	Asset Class of Collateral*	Collateral Value**
Deutsche Bank AG	4.750%	12/18/2024	3/25/2025	$8,779,888	Corporate Bonds & Notes	$9,461,377
See Notes to Schedule of Investments.

Western Asset Global High Income Fund Inc. 2025 Quarterly Report

 Western Asset Global High Income Fund Inc.
Counterparty	Rate	Effective Date	Maturity Date	Face Amount of Reverse Repurchase Agreements	Asset Class of Collateral*	Collateral Value**
Deutsche Bank AG	4.970%	2/14/2025	5/15/2025	$2,122,032	Corporate Bonds & Notes	$2,512,478
Goldman Sachs Group Inc.	4.850%	12/20/2024	TBD ***	1,041,483	Corporate Bonds & Notes	1,525,372
Goldman Sachs Group Inc.	5.000%	12/20/2024	TBD ***	738,381	Corporate Bonds & Notes	1,104,204
Royal Bank of Canada	4.750%	1/30/2025	4/30/2025	5,229,210	Corporate Bonds & Notes	5,518,813
				$17,910,994		$20,122,244

*	Refer to the Schedule of Investments for positions held at the counterparty as collateral for reverse repurchase agreements.
**	Including accrued interest.
***
TBD — To Be Determined; These reverse repurchase agreements have no maturity dates because they are renewed daily and can be terminated by either the Fund or the counterparty in accordance with the terms of the agreements. The rates for these agreements are variable. The rate disclosed is the rate as of February 28, 2025.

At February 28, 2025, the Fund had the following open forward foreign currency contracts:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	76,038	USD	78,593	Bank of America N.A.	4/16/25	$480
USD	436,104	GBP	353,736	BNP Paribas SA	4/16/25	(8,807)
USD	2,684,253	EUR	2,594,687	Morgan Stanley & Co. Inc.	4/16/25	(13,992)
Net unrealized depreciation on open forward foreign currency contracts						$(22,319)

Abbreviation(s) used in this table:
EUR	—	Euro
GBP	—	British Pound
USD	—	United States Dollar
At February 28, 2025, the Fund had the following open swap contracts:
CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES — SELL PROTECTION[1]
Reference Entity	Notional Amount[2]	Termination Date	Periodic Payments Received by the Fund†	Market Value[3]	Upfront Premiums Paid (Received)	Unrealized Depreciation
Markit CDX.NA.HY.43 Index	$2,240,000	12/20/29	5.000% quarterly	$171,426	$179,719	$(8,293)

[1]
If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]
The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection), when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

Western Asset Global High Income Fund Inc. 2025 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
Western Asset Global High Income Fund Inc. (the “Fund”) was incorporated in Maryland and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Board of Directors (the “Board”) authorized100 million shares of $0.001 par value common stock. The Fund’s primary investment objective is high current income. The Fund’s secondary investment objective is total return.
Under normal market conditions, the Fund invests in a global portfolio of securities consisting of below investment grade fixed income securities, emerging market fixed income securities and investment grade fixed income securities.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board.
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other

Western Asset Global High Income Fund Inc. 2025 Quarterly Report

relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Corporate Bonds & Notes:
Energy	—	$40,652,106	$234,270	$40,886,376
Financials	—	26,128,892	0 *	26,128,892
Health Care	—	6,733,299	0 *	6,733,299
Other Corporate Bonds & Notes	—	112,563,367	—	112,563,367
Sovereign Bonds	—	45,080,931	—	45,080,931
Collateralized Mortgage Obligations	—	24,489,411	—	24,489,411
Senior Loans:
Industrials	—	4,298,754	619,257	4,918,011
Sovereign Bonds	—	—	985,000	985,000
Other Senior Loans	—	16,100,927	—	16,100,927
Asset-Backed Securities	—	15,153,519	—	15,153,519
Preferred Stocks	$4,645,674	—	—	4,645,674
U.S. Government & Agency Obligations	—	4,059,076	—	4,059,076
Convertible Bonds & Notes	—	813,222	—	813,222
Common Stocks	—	54,588	—	54,588
Warrants	1,925	—	—	1,925
Total Long-Term Investments	4,647,599	296,128,092	1,838,527	302,614,218
Short-Term Investments†	3,041,641	—	—	3,041,641
Total Investments	$7,689,240	$296,128,092	$1,838,527	$305,655,859
Other Financial Instruments:
Forward Foreign Currency Contracts††	—	$480	—	$480
Total	$7,689,240	$296,128,572	$1,838,527	$305,656,339

Western Asset Global High Income Fund Inc. 2025 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)
LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Forward Foreign Currency Contracts††	—	$22,799	—	$22,799
Centrally Cleared Credit Default Swaps on Credit Indices — Sell Protection††	—	8,293	—	8,293
Total	—	$31,092	—	$31,092

†	See Schedule of Investments for additional detailed categorizations.
*	Amount represents less than $1.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
2. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended February 28, 2025. The following transactions were effected in such company for the period ended February 28, 2025.

	Affiliate Value at May 31, 2024	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$30,670	$135,516,932	135,516,932	$132,505,961	132,505,961

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at February 28, 2025
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$103,927	—	$3,041,641

Western Asset Global High Income Fund Inc. 2025 Quarterly Report